Capitalized Software, net (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Total capitalized software costs	$ 357		$ 446
Capitalized Software, net
Finite-Lived Intangible Assets [Line Items]
Capitalized cost estimated useful life	3 years
Amortization expense	$ 100	$ 100
Capitalized software development costs	1,127		1,127
Accumulated amortization	(770)		(237)
Impairment			(444)
Total capitalized software costs	357		$ 446
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remaining three months of 2020	100
2021	100
2022	$ 100